NOTE 7 - SEGMENT AND RELATED INFORMATION (Tables)	3 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Segment And Related Information Table
	Medical Equipment	Management Of Diagnostic Imaging Centers	Totals
For the three months ended Sept. 30, 2012
Net revenues from external customers	$3,777	$5,734	$9,511
Inter-segment net revenues	$202	$—	$202
Income from operations	$227	$1,649	$1,876
Depreciation and amortization	$158	$257	$415
Capital expenditures	$71	$176	$247
For the three months ended Sept. 30, 2011
Net revenues from external customers	$4,708	$4,900	$9,608
Inter-segment net revenues	$202	$—	$202
Income from operations	$751	$1,010	$1,761
Depreciation and amortization	$175	$350	$525
Capital expenditures	$39	$116	$155